Filed pursuant to Rule 497(d)


                       VAN KAMPEN UNIT TRUSTS, SERIES 922

                 The Dow Jones Large Cap Growth Strategy 2009-4

              Supplement to the Prospectus Dated November 12, 2009

   Notwithstanding anything to the contrary in the prospectus for the above referenced Trust, the hypothetical total returns for the Dow Jones Large Cap Growth Index for the below referenced periods, which appear on page 5 of the prospectus, are amended to read as follows:

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                                DOW JONES LARGE CAP GROWTH INDEX
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             1993                          (0.19)%
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             1994                           3.99%
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             1995                          36.46%
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             1996                          23.24%
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             1997                          33.28%
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             1998                          45.77%
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             1999                          36.38%
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             2000                         (32.41)%
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             2001                         (25.46)%
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             2002                         (31.58)%
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             2003                          29.52%
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             2004                           5.18%
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             2005                           2.56%
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             2006                           7.50%
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             2007                          12.02%
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             2008                         (39.43)%
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           Through
           10/31/09                        26.46%
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Supplement Dated: February 9, 2010